INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes expenses consists of the following:

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Current	677	1,295	1,436
Deferred	-	-	-
Reversal of contingent tax liability	(39,060)	-	-

	(38,383)	1,295	1,436

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets are as follows:

	September 30,
	2015	2016
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	26,547	25,964
Impairment on inventory	9,420	11,213
Others	9,292	9,734

Non-current deferred income tax assets	45,259	46,911
Valuation allowances	(45,259)	(46,911)

Net non-current deferred income tax assets	-	-

Summary of Operating Loss Carryforwards [Table Text Block]
The expiration period of unused tax losses is as follows:

	Year ended
	September 30,
	2015	2016
	RMB	RMB
Calendar year ending,
2015	10,278	-
2016	49,532	40,099
2017	21,254	21,254
2018	5,290	5,290
2019	35,477	24,931
2020	-	24,154

	121,831	115,728

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended
	September 30,
	2014	2015	2016
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(2)	(7)	(5)
Effect of different tax jurisdiction	(3)	(7)	(6)
Permanent book-tax difference	9	11	(3)
Change in valuation allowance	(2)	10	(7)
Utilization of tax loss previously not recognized	-	-	-
Under/(Over) provision in prior year	(29)	(40)	(6)
Reversal of contingent tax liability	90	-	-

Effective income tax rate	88	(8)	(2)